CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Common stock, par value	€ 0.13	€ 0.13
Common stock, shares issued	29,457,744	29,433,994
Commons stock, shares outstanding	29,165,316	29,141,566
Treasury stock	292,428	292,428